Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RBC FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay High Yield Bond Fund
(the “Fund”)
Supplement dated September 17, 2021 to the Fund’s prospectus (the “Prospectus”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective September 17, 2021 (“Effective Date”), the following changes are made to the Fund’s Prospectus.
In the section entitled “Fund Summary—Principal Investment Strategies,” the fourth paragraph is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor incorporates environmental, social and governance (“ESG”) factors as part of the investment process to identify and invest in issuers that have appropriate oversight and management of material ESG factors.
ESG Integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. ESG factors are used as part of the investment analysis of corporate issuers and inform the Sub‑Advisor’s portfolio construction decisions. In addition to applying ESG Exclusion / Negative Screening (as defined below) the Fund also uses the outcomes of the Sub‑Advisor’s ESG evaluation to further exclude issuers based on ESG criteria. Issuers deemed to have ‘very high’ ESG risks by the Sub‑Advisor are restricted from investment.
ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Sub‑Advisor, including product-based and conduct-based restrictions. Product-based restrictions exclude issuers and sectors to avoid investments that may contribute to the production or distribution of certain goods associated with significant environmental and societal risks. Conduct-based restrictions exclude issuers who do not adequately address ethical, environmental, and societal risk in their operations.
The ESG Exclusion / Negative Screening applied by the Fund Sub‑Advisor includes:
•	Non‑compliance with the UN Global Compact Principles
•	Producers of controversial and conventional weapons (with certain thresholds of involvement in the case of the latter)
•	Tobacco producers
•	Certain thresholds of involvement in thermal coal mining and power generation
ESG Engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG Engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible.
All fixed income securities held are subject to the Sub‑Advisor’s ESG evaluation. The Sub‑Advisor’s ESG evaluation is part of its wider credit analysis of any issuer held by the Fund. The Sub‑Advisor uses proprietary in‑house ESG research supplemented by external third-party ESG information providers to source information for the implementation of its ESG framework.

RBC BlueBay High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC BlueBay Funds
RBC BlueBay High Yield Bond Fund
(the “Fund”)
Supplement dated September 17, 2021 to the Fund’s prospectus (the “Prospectus”) dated January 28, 2021, as may be supplemented from time to time
This Supplement provides additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective September 17, 2021 (“Effective Date”), the following changes are made to the Fund’s Prospectus.
In the section entitled “Fund Summary—Principal Investment Strategies,” the fourth paragraph is hereby deleted in its entirety and replaced with the following:
The Sub‑Advisor incorporates environmental, social and governance (“ESG”) factors as part of the investment process to identify and invest in issuers that have appropriate oversight and management of material ESG factors.
ESG Integration is defined by the Sub‑Advisor as the systematic and explicit inclusion of material ESG factors into investment analysis and investment decisions by the Sub‑Advisor. ESG factors are used as part of the investment analysis of corporate issuers and inform the Sub‑Advisor’s portfolio construction decisions. In addition to applying ESG Exclusion / Negative Screening (as defined below) the Fund also uses the outcomes of the Sub‑Advisor’s ESG evaluation to further exclude issuers based on ESG criteria. Issuers deemed to have ‘very high’ ESG risks by the Sub‑Advisor are restricted from investment.
ESG Exclusion / Negative Screening is defined as the exclusion of certain sectors, issuers or practices based on specific ESG considerations determined by the Sub‑Advisor, including product-based and conduct-based restrictions. Product-based restrictions exclude issuers and sectors to avoid investments that may contribute to the production or distribution of certain goods associated with significant environmental and societal risks. Conduct-based restrictions exclude issuers who do not adequately address ethical, environmental, and societal risk in their operations.
The ESG Exclusion / Negative Screening applied by the Fund Sub‑Advisor includes:
•	Non‑compliance with the UN Global Compact Principles
•	Producers of controversial and conventional weapons (with certain thresholds of involvement in the case of the latter)
•	Tobacco producers
•	Certain thresholds of involvement in thermal coal mining and power generation
ESG Engagement is defined by the Sub‑Advisor as the interactions between the Sub‑Advisor and current or potential investees (which may be companies and/or other stakeholders of relevance to the investees on ESG issues). ESG Engagements are undertaken to gain insight and/or influence (or identify the need to influence) involving ESG practices and/or improve ESG disclosure, to the extent possible.
All fixed income securities held are subject to the Sub‑Advisor’s ESG evaluation. The Sub‑Advisor’s ESG evaluation is part of its wider credit analysis of any issuer held by the Fund. The Sub‑Advisor uses proprietary in‑house ESG research supplemented by external third-party ESG information providers to source information for the implementation of its ESG framework.